Short-term investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Short-term investments	$ 110,209	$ 101,078
Time deposits
Short-term investments
Short-term investments	38,159	51,176
Investments in financial instruments
Short-term investments
Short-term investments	$ 72,050	$ 49,902